UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from January 1, 2018 to January 31, 2018

Commission File Number of issuing entity:  333-205553-05
Central Index Key Number of issuing entity:  0001716665

BMW VEHICLE LEASE TRUST 2017-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-205553
Central Index Key Number of depositor:  0001126530

BMW AUTO LEASING LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

FINANCIAL SERVICES VEHICLE TRUST
(Exact name of co-registrant as specified in its charter)

Mathew Morgenstern, (201) 307-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
 (State or other jurisdiction of incorporation or organization of the issuing entity)

22-2013053
(I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 300 Chestnut Ridge Road Woodcliff Lake, New Jersey (Address of principal executive offices of the issuing entity)	07677 (Zip Code)

201-307-4000
 (Telephone number including area code)

Not Applicable
 (Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1 Notes	☐	☐	☒
Fixed Rate Class A-2a Notes	☐	☐	☒
Floating Rate Class A-2b Notes	☐	☐	☒
Fixed Rate Class A-3 Notes	☐	☐	☒
Fixed Rate Class A-4 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of BMW Vehicle Lease Trust 2017-2 is set forth in the Statement relating to the February 20, 2018 distribution, which is attached as Exhibit 99.1.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Lease Trust 2017-2 for the distribution period commencing on January 1, 2018 and ending on January 31, 2018.  BMW Financial Services NA, LLC (Central Index Key Number: 0001541188), as securitizer, most recently filed a Form ABS-15G on February 9, 2018 with respect to all asset-backed securities sponsored by it, including those securities issued by BMW Vehicle Lease Trust 2017-2.

Item 1A.    Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by BMW Vehicle Lease Trust 2017-2 on March 2, 2018 with respect to the distribution period commencing on January 1, 2018 and ending on January 31, 2018 are hereby incorporated by reference into this Form 10-D.

PART II — OTHER INFORMATION

Item 10.  Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1	Statement relating to the February 20, 2018 distribution.

Exhibit 102
Asset Data File for the distribution period commencing on January 1, 2018 and ending on January 31, 2018 (included in Exhibit 102 to the Form ABS-EE filed by BMW Vehicle Lease Trust 2017-2 with the Commission on March 2, 2018, which is incorporated by reference herein).

Exhibit 103
Asset Related Document for the distribution period commencing on January 1, 2018 and ending on January 31, 2018 (included in Exhibit 103 to the Form ABS-EE filed by BMW Vehicle Lease Trust 2017-2 with the Commission on March 2, 2018, which is incorporated by reference herein).

(b)	The exhibits required to be filed by the registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

99.1	Statement relating to the February 20, 2018 distribution.

102
Asset Data File for the distribution period commencing on January 1, 2018 and ending on January 31, 2018 (included in Exhibit 102 to the Form ABS-EE filed by BMW Vehicle Lease Trust 2017-2 with the Commission on March 2, 2018, which is incorporated by reference herein).

103
Asset Related Document for the distribution period commencing on January 1, 2018 and ending on January 31, 2018 (included in Exhibit 103 to the Form ABS-EE filed by BMW Vehicle Lease Trust 2017-2 with the Commission on March 2, 2018, which is incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  March 2, 2018

BMW VEHICLE LEASE TRUST 2017-2
     (Issuing Entity)

By:  BMW Financial Services NA, LLC,
        solely as servicer

By:  /s/ Ritu Chandy
        Name:    Ritu Chandy
        Title:      Vice President – Finance & CFO